AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Financials – 19.8%
Banks – 3.7%
ABN AMRO Bank NV (GDR)(a)	1,115,779	$17,693,416
BNP Paribas SA(b)	525,014	31,352,570
Mitsubishi UFJ Financial Group, Inc.	3,866,700	24,780,399
Wells Fargo & Co.	461,471	17,249,786

		91,076,171

Capital Markets – 9.6%
B3 SA - Brasil Bolsa Balcao	6,388,900	13,046,418
BlackRock, Inc.	25,718	17,208,428
CME Group, Inc.	206,401	39,529,919
Euronext NV(a) (b)	187,523	14,359,558
Goldman Sachs Group, Inc. (The)	257,705	84,297,883
Julius Baer Group Ltd.(b)	722,855	49,377,093
London Stock Exchange Group PLC	174,684	16,967,012

		234,786,311

Consumer Finance – 1.4%
American Express Co.	197,115	32,514,119

Financial Services – 5.1%
PayPal Holdings, Inc.(b)	545,767	41,445,546
Visa, Inc. - Class A	368,370	83,052,700

		124,498,246

		482,874,847

Information Technology – 16.8%
IT Services – 3.7%
Akamai Technologies, Inc.(b)	459,792	36,001,713
Cognizant Technology Solutions Corp. - Class A	886,374	54,006,768

		90,008,481

Semiconductors & Semiconductor Equipment – 4.2%
Applied Materials, Inc.	239,790	29,453,406
Infineon Technologies AG	594,410	24,409,569
QUALCOMM, Inc.	375,671	47,928,106

		101,791,081

Software – 6.8%
Microsoft Corp.	579,656	167,114,825

Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co., Ltd.	1,041,359	51,496,204

		410,410,591

Health Care – 15.0%
Biotechnology – 0.6%
Alnylam Pharmaceuticals, Inc.(b)	76,550	15,334,496

Health Care Equipment & Supplies – 2.8%
Koninklijke Philips NV	1,063,315	19,529,795
Medtronic PLC	605,440	48,810,573

		68,340,368

Company	Shares	U.S. $ Value

Health Care Providers & Services – 3.4%
Elevance Health, Inc.	179,087	$82,345,994

Life Sciences Tools & Services – 1.9%
Thermo Fisher Scientific, Inc.	80,736	46,533,808

Pharmaceuticals – 6.3%
Roche Holding AG (Genusschein)	170,945	48,846,269
Sanofi(b)	731,130	79,312,051
Takeda Pharmaceutical Co., Ltd.	772,800	25,381,506

		153,539,826

		366,094,492

Consumer Discretionary – 13.9%
Broadline Retail – 4.9%
Alibaba Group Holding Ltd.(b)	1,784,700	22,604,111
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	306,399	31,307,850
Amazon.com, Inc.(b)	495,276	51,157,058
Prosus NV	184,007	14,408,496

		119,477,515

Diversified Consumer Services – 0.9%
Service Corp. International/US	307,589	21,155,971

Hotels, Restaurants & Leisure – 5.8%
Compass Group PLC	1,225,015	30,786,538
Galaxy Entertainment Group Ltd.(b)	3,932,000	26,301,798
Starbucks Corp.	503,517	52,431,225
Yum China Holdings, Inc.	493,807	31,302,426

		140,821,987

Textiles, Apparel & Luxury Goods – 2.3%
Kering SA(b)	44,026	28,723,803
NIKE, Inc. - Class B	232,382	28,499,329

		57,223,132

		338,678,605

Industrials – 8.9%
Building Products – 3.7%
Otis Worldwide Corp.	1,074,036	90,648,639

Ground Transportation – 0.9%
CSX Corp.	772,430	23,126,554

Machinery – 3.1%
Dover Corp.	140,011	21,273,271
Parker-Hannifin Corp.	87,600	29,443,236
Volvo AB - Class B(b) (c)	1,188,385	24,488,638

		75,205,145

Professional Services – 1.2%
RELX PLC	244,442	7,917,018

Company	Shares	U.S. $ Value

RELX PLC (London)(b)	620,813	$20,106,228

		28,023,246

		217,003,584

Communication Services – 8.3%
Diversified Telecommunication Services – 1.6%
Comcast Corp. - Class A	1,012,703	38,391,571

Entertainment – 3.1%
Activision Blizzard, Inc.	268,641	22,992,983
Electronic Arts, Inc.	319,807	38,520,753
Universal Music Group NV(b)	595,208	15,073,495

		76,587,231

Interactive Media & Services – 3.6%
Alphabet, Inc. - Class C(b)	840,450	87,406,800

		202,385,602

Consumer Staples – 7.5%
Beverages – 7.5%
Asahi Group Holdings Ltd.(b)	2,321,735	86,410,421
Carlsberg AS - Class B	74,044	11,489,180
Coca-Cola Co. (The)	1,392,560	86,380,497

		184,280,098

Energy – 4.7%
Energy Equipment & Services – 0.6%
Schlumberger NV	328,331	16,121,052

Oil, Gas & Consumable Fuels – 4.1%
Cheniere Energy, Inc.	230,945	36,396,932
Shell PLC	2,227,605	63,483,625

		99,880,557

		116,001,609

Materials – 2.2%
Chemicals – 2.2%
Linde PLC	149,471	53,127,972

Real Estate – 1.9%
Real Estate Management & Development – 1.9%
CBRE Group, Inc. - Class A(b)	622,879	45,351,820

Utilities – 0.6%
Electric Utilities – 0.6%
Iberdrola SA	1,203,905	14,998,016

Total Common Stocks (cost $2,131,458,117)		2,431,207,236

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $5,315,806)	5,315,806	5,315,806

Company	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH, Grand Cayman 0.00%, 04/03/2023	CHF	213	$232,971
1.40%, 04/03/2023	DKK	1,644	239,315
1.74%, 04/03/2023	SEK	2,489	239,781
Citibank, London 1.91%, 04/03/2023	EUR	221	239,354
Hong Kong & Shanghai Bank, Hong Kong 0.92%, 04/03/2023	HKD	1,847	235,231
SEB, Stockholm 3.15%, 04/03/2023	GBP	192	237,395
Sumitomo, Tokyo (0.53)%, 04/03/2023	JPY	97,958	737,772

Total Time Deposits (cost $2,161,819)			2,161,819

Total Short-Term Investments (cost $7,477,625)			7,477,625

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,138,935,742)			2,438,684,861

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $15,051,750)		15,051,750	15,051,750

Total Investments – 100.5% (cost $2,153,987,492)(g)			2,453,736,611
Other assets less liabilities – (0.5)%			(11,693,024)

Net Assets – 100.0%			$2,442,043,587

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $32,052,974 or 1.3% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $415,272,071 and gross unrealized depreciation of investments was $(115,522,952), resulting in net unrealized appreciation of $299,749,119.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

65.0%	United States
5.7%	France
5.7%	United Kingdom
5.6%	Japan
4.1%	China
4.1%	Switzerland
2.7%	Netherlands
2.1%	South Korea
1.1%	Macau
1.0%	Sweden
1.0%	Germany
0.6%	Spain
0.5%	Brazil
0.5%	Denmark
0.3%	Short-Term Investments

100.0%	Total Investments

[1]	The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Global Core Equity Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$328,344,799	$154,530,048		$-0-	$482,874,847
Information Technology	334,504,818	75,905,773		-0-	410,410,591
Health Care	193,024,871	173,069,621		-0-	366,094,492
Consumer Discretionary	215,853,859	122,824,746		-0-	338,678,605
Industrials	164,491,700	52,511,884		-0-	217,003,584
Communication Services	187,312,107	15,073,495		-0-	202,385,602
Consumer Staples	86,380,497	97,899,601		-0-	184,280,098
Energy	52,517,984	63,483,625		-0-	116,001,609
Materials	53,127,972	-0-		-0-	53,127,972
Real Estate	45,351,820	-0-		-0-	45,351,820
Utilities	-0-	14,998,016		-0-	14,998,016
Short-Term Investments:
Investment Companies	5,315,806	-0-		-0-	5,315,806
Time Deposits	-0-	2,161,819		-0-	2,161,819
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,051,750	-0-		-0-	15,051,750

Total Investments in Securities	1,681,277,983	772,458,628	†	-0-	2,453,736,611
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,681,277,983	$772,458,628		$-0-	$2,453,736,611

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,314	$190,327	$189,325	$5,316	$96
Government Money Market Portfolio*	542	118,389	103,879	15,052	27
Total				$20,368	$123

*	Investment of cash collateral for securities lending transactions.